Change in accounting policy and restatement of comparative figures	12 Months Ended
Dec. 31, 2022
Restatement of Comparative Figures [Abstract]
Change in accounting policy and restatement of comparative figures
6 Change in accounting policy and restatement of comparative figures
Change in accounting policy
The prior years figures in the Consolidated Statements of Operations and Comprehensive Income (Loss) have been reclassified to reflect the impact of the accounting policy change for all payment processing costs presented in prior periods as "General and administrative expense" (third parties payment processing costs) or as "Cost of revenue" (Jumia
Pay processing costs) that are being presented together under "Fulfillment expense" starting from the current period. The Group believes this presentation provides alignment with the change of the Group business strategy and more relevant information for the users of the financial statements.
The change in accounting policy has no effect on the previously reported loss or equity of the Group.
Restatements
The prior years figures in the Consolidated Statements of Operations and Comprehensive Income (Loss) have been restated to reflect the impact of the reclassification of direct costs of providing logistic services to non-sellers at Jumia from "Fulfillment expense" to "Cost of revenue".
The restatement has no effect on the previously reported loss or equity of the Group.
The impacts in the Consolidated Statements of Operations and Comprehensive Income (Loss), of the change in accounting policy and restatement, are summarized as follows:

	For the year ended December 31,
	2021			2021
In thousands of USD	As previously reported	Change in accounting policy	Restatements	As reclassified / restated
Cost of revenue	(67,385)	2,646	(3,065)	(67,804)
Gross profit	110,549	2,646	(3,065)	110,130
Fulfillment expense	(88,695)	(3,691)	3,065	(89,321)
General and administrative expense	(142,765)	1,045	—	(141,720)

	For the year ended December 31,
	2020			2020
In thousands of USD	As previously reported	Change in accounting policy	Restatements	As reclassified / restated
Cost of revenue	(53,397)	2,408	(532)	(51,521)
Gross profit	105,969	2,408	(532)	107,845
Fulfillment expense	(79,114)	(3,638)	532	(82,220)
General and administrative expense	(132,021)	1,230	—	(130,791)
The prior year disclosure of "Trade and other receivables" has been restated to reflect the correction of an error in the write-off of accounts receivable. The write-off constitutes a derecognition event whereby the gross carrying amount of such receivables is reduced against the corresponding amount previously recorded as an allowance for expected credit losses. The Group writes off accounts receivable when they are deemed not recoverable, but no later than when the balance becomes 12 months past due.
Such restatement has no effect on the previously reported profit or equity of the Group.
The restatement is summarized as follows:

	For the year ended December 31,
	2021	2021	Difference
In thousands of USD	As previously reported	As restated
Trade notes and accounts receivable	20,974	18,033	(2,941)
Less: Allowance for impairment of trade notes and accounts receivable	(8,980)	(6,039)	2,941